SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total revenues	$ 7,521,447	$ 8,248,108	$ 7,991,103
Campaign Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	5,916,662	4,885,294	4,401,097
Optimization Based Marketing Services [Member]
Product Information [Line Items]
Total revenues	1,031,551	2,458,420	2,723,341
Social Media Platforms Marketing Services [Member]
Product Information [Line Items]
Total revenues	572,916	771,266	866,665
Social Commerce [Member]
Product Information [Line Items]
Total revenues	$ 318	$ 133,128